[GRAPHIC OMITTED]


ONE INTERNATIONAL PLACE   BOSTON, MA 02110-2624
BOSTON        NEW YORK    SAN FRANCISCO
WASHINGTON, DC

617-951-7000   F 617-951-7050


September 9, 2004                                       Jacob E. Comer
                                                        (617) 951-7913
                                                        jcomer@ropesgray.com


By EDGAR
--------

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549-0505

Re: The Alliance Bernstein Portfolios (Registration Nos. 33-12988 and 811-05088)

Ladies and Gentlemen:

On behalf of The Alliance Bernstein Portfolios (the "Trust"), we are filing today this letter pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), by electronic submission via EDGAR.

Pursuant to Rule 497(j) under the Act, please accept this letter as certification that the prospectus of the Trust relating to the AllianceBernstein Wealth Strategies that would have been filed under Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 56 (the "Amendment") to the Trust's registration statement on Form N-1A. The Amendment was filed electronically on September 1, 2004.

If you have any questions concerning this filing, please do not hesitate to call me at the number indicated above or Brian McCabe (at 617.951.7801) of this firm.

Sincerely,

/s/ Jacob E. Comer
Jacob E. Comer

cc: Brian McCabe